SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Summary of information about contract assets and contract liabilities from contracts with customers

The following table provides information about contract costs and contract liabilities from contracts with customers:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Contract costs	¥48,795,906	¥31,364,473	$4,930,422
Contract liabilities	¥7,686,276	¥1,195,862	$187,987

Schedule of Earnings Per Share, Basic and Diluted

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥(8,935,652)	¥111,357,510	$17,505,139

Denominator:
Weighted-average number of ordinary shares outstanding – basic	7,330,866	27,312,581	27,312,581
Outstanding options/warrants/convertible notes	11,029,415	10,393,622	10,393,622
Potentially dilutive shares from outstanding options/warrants/convertible notes	—	1,464,411	1,464,411
Weighted-average number of ordinary shares outstanding – diluted	7,330,866	28,776,992	28,776,992

Earnings (loss) per share – basic	¥(1.22)	¥4.08	$0.64
Earnings (loss) per share – diluted	¥(1.22)	¥3.87	$0.61